Debt - Schedule of Interest Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Debt Disclosure [Abstract]
Contractual interest expense	$ 11,879	$ 10,224	$ 10,195
Amortization of debt issuance costs	4,105	4,622	4,470
Amortization of debt discount	24,504	36,575	46,942
Debt Instrument, Interest Expense, Total	$ 40,488	$ 51,421	$ 61,607